Brighthouse Life Insurance Company

11225 North Community House Road

Charlotte, NC 28277

April 28, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Life Insurance Company and

Brighthouse Separate Account Eleven for Variable Annuities

File Nos. 333-101778/811-21262

(Pioneer AnnuiStar Plus, Portfolio Architect Plus and Scudder Advocate Rewards)

Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company (the “Company”) and Brighthouse Separate Account

Eleven for Variable Annuities (the “Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of three Prospectuses dated April 27, 2026 and Statement of

Additional Information (“SAI”) dated April 27, 2026 being used for certain variable annuity contracts offered by the Company through the Account and SAI otherwise required to be filed under paragraph (c)

of Rule 497 does not differ from the three Prospectuses and SAI contained in Post-Effective Amendment

No. 44 for the Account filed electronically with the Commission on April 2, 2026.

If you have any questions, please contact me at (980) 949-4636.

Sincerely,

/s/ Samantha Rawleigh
Corporate Counsel
Brighthouse Life Insurance Company